Consolidated Statements of Changes in Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	Ordinary share CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019	¥ 6		¥ 389,379	¥ 70,127	¥ (2,494,207)	¥ (2,034,695)
Beginning balance (in shares) at Dec. 31, 2019 | shares	8,363,719
Foreign currency translation adjustments				(120,920)		(120,920)
Net income (loss)					470,915	470,915
Share-based compensation of I-Mab			402,413			402,413
Exercise of stock options	¥ 3		7,771			7,774
Exercise of stock options (in shares) | shares	1,841,373
Issuance of ordinary shares for restricted share units			46			46
Issuance of ordinary shares for restricted share units (in shares) | shares	7,000
Conversion from convertible promissory notes	¥ 1		58,825			58,826
Conversion from convertible promissory notes (in shares) | shares	900,000
Proportionate share of share-based compensation expenses recorded in an equity method affiliate			41,163			41,163
Capital contribution from stock option surrender			91,051			91,051
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	¥ 69		3,104,108			3,104,177
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO") (in shares) | shares	99,760,129
Issuance of ordinary shares to Everest	¥ 4		254,844			254,848
Issuance of ordinary shares to Everest (in shares) | shares	6,078,571
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	¥ 13		697,865			697,878
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost (in shares) | shares	18,804,225
Issuance of ordinary shares upon private placement, net of issuance cost	¥ 18		2,543,908			2,543,926
Issuance of ordinary shares upon private placement, net of issuance cost (in shares) | shares	29,133,502
Issuance of warrants			109,743			109,743
Ending balance at Dec. 31, 2020	¥ 114		7,701,116	(50,793)	(2,023,292)	5,627,145
Ending balance (in shares) at Dec. 31, 2020 | shares	164,888,519
Foreign currency translation adjustments				(135,717)		(135,717)
Net income (loss)					(2,331,541)	(2,331,541)
Share-based compensation of I-Mab			608,609			608,609
Exercise of stock options	¥ 5		51,310			51,315
Exercise of stock options (in shares) | shares	8,227,843
Issuance of ordinary shares for restricted share units	¥ 4		8,547			8,551
Issuance of ordinary shares for restricted share units (in shares) | shares	5,369,140
Exercise of warrants	¥ 3		672,661			672,664
Exercise of warrants (in shares) | shares	5,341,267
Proportionate share of share-based compensation expenses recorded in an equity method affiliate			58,534			58,534
Ordinary shares surrendered by a shareholder (in shares) | shares	(16)
Ending balance at Dec. 31, 2021	¥ 126	¥ 0	9,100,777	(186,510)	(4,354,833)	4,559,560
Ending balance (in shares) at Dec. 31, 2021 | shares	183,826,753
Ending balance (in shares) at Dec. 31, 2021 | shares		0
Foreign currency translation adjustments				400,304		400,304	$ 58,039
Net income (loss)					(2,507,317)	(2,507,317)	$ (363,526)
Share-based compensation of I-Mab			357,148			357,148
Exercise of stock options	¥ 5		44,645			¥ 44,650
Exercise of stock options (in shares) | shares	6,845,888
Issuance of ordinary shares for restricted share units	¥ 1		(1)
Issuance of ordinary shares for restricted share units (in shares) | shares	1,859,819					7,235,959	7,235,959
Proportionate share of share-based compensation expenses recorded in an equity method affiliate			76,806			¥ 76,806
Repurchase of shares		¥ (21,249)				(21,249)
Repurchase of shares (in shares) | shares		(1,652,541)
Ending balance at Dec. 31, 2022	¥ 132	¥ (21,249)	¥ 9,579,375	¥ 213,794	¥ (6,862,150)	¥ 2,909,902	$ 421,896
Ending balance (in shares) at Dec. 31, 2022 | shares	192,532,460
Ending balance (in shares) at Dec. 31, 2022 | shares		(1,652,541)